Earnings per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Net income from continuing operations	$ 4,591	$ 4,558	$ 4,598
Net income attributable to noncontrolling interests	49	45	50
Preferred stock dividends	236	236	236
Preferred stock discount accretion and redemptions	4	4	26
Net income from continuing operations attributable to common shareholders	4,302	4,273	4,286
Less: Dividends and undistributed earnings allocated to nonvested restricted shares	18	18	15
Net income from continuing operations attributable to basic common shareholders	4,284	4,255	4,271
Net income from discontinued operations	827	788	790
Less: Undistributed earnings allocated to nonvested restricted shares	3	3	8
Net income from discontinued operations attributable to basic common shareholders	$ 824	$ 785	$ 782
Basic weighted-average common shares outstanding (shares)	447	467	481
Basic earnings from continuing operations (in dollars per share)	$ 9.59	$ 9.11	$ 8.87
Basic earnings from discontinued operations (in dollars per share)	1.84	1.68	1.62
Basic earnings per common share (in dollars per share)	$ 11.43	$ 10.79	$ 10.49
Net income from continuing operations attributable to diluted common shareholders	$ 4,284	$ 4,255	$ 4,271
Less: Impact of earnings per share dilution from discontinued operations	10	9	16
Net income from discontinued operations attributable to diluted common shareholders	$ 814	$ 776	$ 766
Dilutive potential common shares	1	3	5
Diluted weighted-average common shares outstanding (shares)	448	470	486
Diluted earnings from continuing operations (in dollars per share)	$ 9.57	$ 9.06	$ 8.79
Diluted earnings from discontinued operations (in dollars per share)	1.82	1.65	1.57
Total diluted earnings (in dollars per share)	$ 11.39	$ 10.71	$ 10.36